Stock Purchase and Award Plans , Restricted Stock Award Activity (Detail) (Restricted Stock Awards, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Restricted Stock Awards
Restricted Stock Award Activity (in shares)
Nonvested, beginning balance	10,058	9,980	9,207
Granted	2,519	3,135	3,785
Vested	(2,210)	(2,445)	(2,194)
Forfeited	(809)	(612)	(818)
Nonvested at year-end	9,558	10,058	9,980
Restricted Stock Award Activity (per share)
Nonvested, beginning balance	$ 38.97	$ 37.80	$ 40.42
Granted	$ 55.62	$ 39.53	$ 35.60
Vested	$ 35.76	$ 35.58	$ 44.74
Forfeited	$ 39.41	$ 36.34	$ 38.46
Nonvested at year-end	$ 44.06	$ 38.97	$ 37.80
Unrecognized compensation expense related to restricted stock awards	$ 170
Weighted average period over which unrecognized compensation is expected to be recognized	3 years 4 months 24 days